Related Party Transactions - (Details) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2020 USD ($)	Feb. 03, 2021 USD ($)	Feb. 29, 2020 USD ($) Investor	Feb. 28, 2019 USD ($)
Related Party Transaction [Line Items]
Acquisition-related expenses	$ 4,317	$ 9,778	$ 3,368	$ 14,348	$ 26,709	$ 15,577
Amber Term Loan
Related Party Transaction [Line Items]
Term loan assumed					$ 36,600
Amber Road Inc.
Related Party Transaction [Line Items]
Number of investor | Investor					2
Amber Road Inc. | Insight
Related Party Transaction [Line Items]
Acquisition-related expenses					$ 5,300
Amber Road Inc. | Insight | Amber Term Loan
Related Party Transaction [Line Items]
Term loan assumed	$ 36,600
Amber Road Inc. | Another Member of Syndicate of Private Equity Investors
Related Party Transaction [Line Items]
Acquisition-related expenses					$ 3,000